SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Accounts Receivable Allowances

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 29,2018:
Allowance for possible losses on accounts receivable	$2,424	$38,963	$(38,786)	$2,601
Year Ended December 30, 2017:
Allowance for possible losses on accounts receivable	$2,845	$28,102	$(28,523)	$2,424
Year Ended December 31, 2016:
Allowance for possible losses on accounts receivable	$2,672	$28,405	$(28,232)	$2,845

*Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 8 years

Schedule of Disaggregation of revenue

(in thousands)	December 29,	December 30,
Market Classification	2018	2017	% Change
FOB Shipping Point Revenue	$4,440,098	$3,867,781	14.8%
Construction Contract Revenue	125,651	138,422	-9.2%
Total Gross Sales	4,565,749	4,006,203	14.0%
Sales Allowances	(76,569)	(65,021)	17.8%
Total Net Sales	$4,489,180	$3,941,182	13.9%

Schedule of Percentage of Completion Account Balances

The following table presents the balances of percentage-of-completion accounts on December 29, 2018 and December 30, 2017 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	December 29,	December 30,
	2018	2017
Cost and Earnings in Excess of Billings	$6,945	$5,005
Billings in Excess of Cost and Earnings	3,245	4,435

Schedule of Computation of earnings per share

The computation of earnings per share (“EPS”) is as follows (in thousands), which incorporate the retroactive effect of the Company’s 3 for 1 stock split:

	December 29,	December 30,	December 31,
	2018	2017	2016
Numerator:
Net earnings attributable to controlling interest	$148,598	$119,512	$101,179
Adjustment for earnings allocated to non-vested restricted common stock	(3,396)	(2,225)	(1,595)
Net earnings for calculating EPS	$145,202	$117,287	$99,584
Denominator:
Weighted average shares outstanding	61,762	61,416	61,089
Adjustment for non-vested restricted common stock	(1,411)	(1,143)	(963)
Shares for calculating basic EPS	60,351	60,273	60,126
Effect of dilutive restricted common stock	82	90	99
Shares for calculating diluted EPS	60,433	60,363	60,225
Net earnings per share:
Basic	$2.41	$1.95	$1.66
Diluted	$2.40	$1.94	$1.65